Landfill Closure and Post-Closure Costs (Rollforward) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Landfill closure and post-closure costs, beginning of the year	$ 130,145,000	$ 124,454,000
Provision for landfill closure and post-closure costs, during the year	10,889,000	9,974,000
Accretion of landfill closure and post-closure costs, during the year	6,349,000	6,132,000
Landfill closure and post-closure expenditures, during the year	(6,809,000)	(4,696,000)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	579,000	0
Disposal of landfill closure and post-closure costs, during the year	0	(960,000)
Revisions to estimated cash flows, during the year	(9,206,000)	(1,472,000)
Foreign currency translation adjustment, during the year	(6,035,000)	(3,287,000)
Landfill closure and post-closure costs, end of year	125,912,000	130,145,000
Current portion of landfill closure and post-closure costs	10,717,000	9,519,000
Total long-term landfill closure and post-closure costs	$ 115,195,000	$ 120,626,000